INVESTMENT (Details Narrative) - QX Resources Limited [Member] - Stardust Power Inc And Subsidiary [Member] - USD ($)	1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended
	Oct. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Oct. 30, 2023
Issuance of common stock, shares	13,949,579
Total equity percentage	1.26%
Investments	$ 200,000						$ 200,000
Initial recognition fair value		$ 55,884			$ 55,884	$ 218,556
Principal investment loss		$ 108,014			$ 162,672	$ 18,556
Description of net investment hedge activity	This investment in the ordinary shares of QX Resources has been made for strategic purposes and specifically with an intention to gain access for conducting feasibility studies for the production of lithium products from the lithium brine surface anomaly identified over the 102 square-kilometer Liberty Lithium Brine Project in SaltFire Flat, California, USA (the “Project”) for which QX Resources has a binding Option to Purchase Agreement and Operating Agreement to earn a 75% interest of the Project from IG Lithium LLC (“the Earn-in venture”). The Company is not a direct party to the Earn-in venture and accordingly has no direct or indirect economic or controlling interest either in the Project or in any of the associated rights originating from the Earn-in venture held by QX Resources.